Rental Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Rental Equipment
Schedule of Rental Equipment

Rental equipment includes the Company’s Opti-Gro, Opti-Shields, and Opti-Panel product lines which are being leased to customers under operating leases. Rental equipment is comprised of the following:

	September 30, 2023	December 31, 2022
Rental equipment	$130,000	$130,000
Accumulated depreciation	(83,000)	(26,000)
Net book value	$47,000	$104,000

Rental equipment includes the Company’s Opti-Gro, Opti-Shields, and Opti-Panel product lines which are being lease to customers under operating leases. Rental equipment is comprised of the following:

	December 31, 2022	December 31, 2021
Rental equipment	$130,000	$-
Accumulated depreciation	(26,000)	-
Net book value	$104,000	$-